Document and Entity Information	3 Months Ended	7 Months Ended
	Sep. 30, 2012	Feb. 05, 2013
Document and Entity Information
Entity Registrant Name	Global Casinos Inc.	Global Casinos Inc.
Document Type	10-Q	8-K
Document Period End Date	Sep. 30, 2012	Feb. 05, 2013
Amendment Flag	false	false
Entity Central Index Key	0000727346	0000727346
Current Fiscal Year End Date	--06-30	--06-30
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Entity Current Reporting Status	No	Yes
Entity Voluntary Filers	Yes	No
Entity Well-known Seasoned Issuer	Yes	No
Document Fiscal Year Focus	2013	2013
Document Fiscal Period Focus	Q1	FY